DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021	2020	2019
Tax loss for the year	(2,550)	(983)	(1,711)
Canadian statutory rate	27%	27.00%	27.00%

Income tax benefit computed at statutory rates	$(688)	$(265)	$(462)
Foreign tax rates different from statutory rates	42	8	31
Other	-	(26)	2
Share issuance costs	(98)	-	-
Foreign exchange gains and losses	(48)	(180)	55
Permanent differences	190	19	5
Change in unused tax losses and tax offsets	602	444	369
Income tax expense (recovery)	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block] [Table Text Block]
	2021	2020
Non Capital losses	$8,988	$8,597
Capital losses	2,313	2,303
Tax value over book value of mineral properties	1,642	4,995
Tax value over book value of equipment	12	12
Tax value over (under) book value of investments and
share issuance costs	78	(59)
	$13,033	$15,848

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
	Canada	US
2021-2026	$551	$-
2026-2041	21,852	4,377
Indefinite	-	1,636
	$22,403	$6,013